Goodwill And Other Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2017
Goodwill And Other Intangible Assets
Summary Of Changes In Carrying Amount Of Goodwill, By Segment [Table Text Block]
	Business Solutions	Entertainment Group	Consumer Mobility	International	Total
Balance as of December 31, 2015	$45,351	$38,673	$16,512	$4,032	$104,568
Goodwill acquired	22	380	14	65	481
Foreign currency translation adjustments	-	-	-	167	167
Other	(9)	-	-	-	(9)
Balance as of December 31, 2016	45,364	39,053	16,526	4,264	105,207
Goodwill acquired	-	210	-	-	210
Foreign currency translation adjustments	-	12	-	(30)	(18)
Other	31	5	14	-	50
Balance as of December 31, 2017	$45,395	$39,280	$16,540	$4,234	$105,449

Schedule Of Amortized Intangible Assets [Table Text Block]
	December 31, 2017			December 31, 2016
Other Intangible Assets	Gross Carrying Amount	Currency Translation Adjustment	Accumulated Amortization	Gross Carrying Amount	Currency Translation Adjustment	Accumulated Amortization
Amortized intangible assets:
Customer lists and relationships:
Wireless acquisitions	$764	$-	$683	$942	$-	$715
BellSouth Corporation	2,370	-	2,370	4,450	-	4,429
DIRECTV	19,551	(141)	8,950	19,547	(125)	5,618
AT&T Corp.	33	-	29	33	-	26
Mexican wireless	506	(97)	278	506	(108)	214
Subtotal	23,224	(238)	12,310	25,478	(233)	11,002
Trade names	2,942	(6)	2,366	2,942	(7)	1,394
Other	781	(3)	335	707	(3)	283
Total	$26,947	$(247)	$15,011	$29,127	$(243)	$12,679

Indefinite-lived intangible assets not subject to amortization:
Licenses:
Wireless licenses	$84,434			$82,474
Orbital slots	11,702			11,702
Trade names	6,451			6,479
Total	$102,587			$100,655